Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Marketable equity securities	$ 524	$ 2,443,593	$ 7,795,479
Non-marketable equity securities	33,946,542	34,589,767
Liabilities:
Forward share purchase liability		13,491,606
Warrant liabilities	2,173	4,548
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Marketable equity securities	524	2,443,593	7,795,479
Non-marketable equity securities
Liabilities:
Forward share purchase liability
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable equity securities
Non-marketable equity securities
Liabilities:
Forward share purchase liability
Warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Marketable equity securities
Non-marketable equity securities	33,946,542	34,589,767
Liabilities:
Forward share purchase liability		13,491,606
Warrant liabilities	$ 2,173	$ 4,548